U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549
4                                    FORM 24F-2
                  ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


1.       Name and address of issuer:
                  LORD ABBETT DEVELOPING GROWTH FUND, INC.
                  767 FIFTH AVENUE
                  NEW YORK, NEW YORK  10153

2.       Name of each series or class of funds for which this notice is filed:
                  Class A, B and C

3.       Investment Company Act File Number:  811-2871
         Securities Act File Number: 2-62797


4.       Last day of fiscal year for which this notice is filed:
                  JANUARY 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ____


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                  NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                  0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                  0

9. Number and aggregate  sale price of  securities  sold during the fiscal year:
                           12,812,801 SHARES $161,564,464

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                            9,741,829 SHARES $125,192,882

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                            3,070,972 SHARES   $36,371,582

12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                        $125,192,882

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                           +36,371,582

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                           -53,225,212

         (iv)     Aggregate   price  of  shares   redeemed  or  repurchased  and
                  previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                              +0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):
                                             108,339,252

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction 6.C):

                                           x.0003030303

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:

                                      $32,830.08

Instruction: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV) AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                         _X_

         Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository: March 27, 1997

                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:        /s/ Thomas F.Konop

Name:      Thomas F. Konop

Title:  Vice President - Lord Abbett Developing Growth Fund, Inc.

Date:   March   , 1997

                                           Debevoise & Plimpton
                                             875 Third Avenue
                                            New York, NY 10022
                                              (212) 909-6000

                                                              March 31, 1997




Lord Abbett Developing Growth Fund, Inc.
767 Fifth Avenue
New York, NY  10153

Dear Sirs:

                  We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice"), dated today, relating to the Registration State ment on Form N-1A covering shares of capital stock, par value $0.001 per share, of Lord Abbett Developing Growth Fund, Inc., a Maryland corporation (the "Fund"). The Fund has registered an indefinite number of shares of its capital stock under such Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of capital stock of the Fund (9,741,829) that were so registered during the fiscal year ended December 31, 1996.

                  We have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.


                        We are of the following opinion:

                  The 9,741,829 shares of capital stock of the Fund, the registration of which the Rule 24f-2 Notice makes definite in number, have been duly authorized and, to the extent they remain outstanding, are legally issued, fully paid and non-assessable.

                  We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                       Very truly yours,

                                                   /s/ Debevoise & Plimpton